Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Results

The following table presents Aegon’s segment results.

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2020 Underlying earnings before tax	820	665	144	156	182	(237)	1	1,729	31	1,761
Fair value items	(505)	(230)	(2)	1	22	(36)	-	(750)	(87)	(837)
Realized gains / (losses) on investments	93	14	-	46	1	(3)	-	150	(8)	142
Impairment charges	(173)	(50)	-	(16)	(1)	(25)	-	(265)	1	(264)
Impairment reversals	27	1	-	-	-	-	-	28	-	28
Other income / (charges)	(1,110)	78	(68)	(1)	(8)	(130)	-	(1,239)	15	(1,224)
Run-off businesses	29	-	-	-	-	-	-	29	-	29
Income / (loss) before tax	(819)	478	74	186	195	(433)	1	(317)	(47)	(364)
Income tax (expense) / benefit	284	(107)	(7)	(22)	(44)	78	-	181	47	229
Net income / (loss)	(535)	371	67	164	151	(355)	1	(135)	-	(135)
Inter-segment underlying earnings	(40)	(87)	(86)	(35)	193	62

Revenues 2020
Life insurance gross premiums	7,105	1,619	4,833	1,095	-	4	(3)	14,654	(726)	13,929
Accident and health insurance	1,380	245	25	193	-	-	-	1,844	(59)	1,784
General insurance	-	130	-	388	-	-	-	519	(132)	386
Total gross premiums	8,485	1,994	4,858	1,677	-	5	(3)	17,016	(917)	16,099
Investment income	2,986	2,083	1,795	362	7	261	(281)	7,212	(63)	7,149
Fee and commission income	1,653	255	194	50	750	(9)	(180)	2,713	(308)	2,405
Other revenues	7	-	-	1	2	3	-	14	(10)	4
Total revenues	13,131	4,332	6,847	2,091	759	260	(465)	26,955	(1,298)	25,657
Inter-segment revenues	1	21	-	-	188	264

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2019 Underlying earnings before tax	1,125	648	139	144	139	(228)	1	1,969	50	2,019
Fair value items	272	(741)	(131)	2	-	(4)	-	(601)	(88)	(689)
Realized gains / (losses) on investments	125	240	3	36	-	1	-	405	(2)	403
Impairment charges	(54)	(30)	-	(1)	-	(10)	-	(95)	-	(95)
Impairment reversals	68	5	-	1	-	-	-	73	-	73
Other income / (charges)	(156)	(1)	(38)	15	(7)	(95)	-	(281)	-	(281)
Run-off businesses	23	-	-	-	-	-	-	23	-	23
Income / (loss) before tax	1,403	121	(27)	198	133	(335)	1	1,493	(40)	1,453
Income tax (expense) / benefit	(220)	(27)	(7)	(33)	(36)	65	-	(257)	40	(217)
Net income / (loss)	1,183	94	(34)	165	97	(270)	1	1,236	-	1,236
Inter-segment underlying earnings	(61)	(105)	(87)	(19)	193	79

Revenues 2019
Life insurance gross premiums	7,279	1,765	6,282	1,289	-	11	(8)	16,617	(691)	15,926
Accident and health insurance	1,416	228	28	201	-	-	-	1,872	(50)	1,823
General insurance	-	130	-	382	-	1	(1)	512	(122)	390
Total gross premiums	8,694	2,123	6,309	1,872	-	12	(9)	19,002	(864)	18,138
Investment income	3,172	2,224	1,830	379	5	269	(284)	7,595	(64)	7,531
Fee and commission income	1,757	237	197	109	627	-	(187)	2,740	(218)	2,523
Other revenues	8	-	-	2	1	5	-	16	(10)	6
Total revenues	13,631	4,583	8,337	2,362	633	286	(480)	29,352	(1,155)	28,197
Inter-segment revenues	1	12	-	-	187	280

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2018 Underlying earnings before tax	1,217	615	128	145	151	(189)	1	2,069	72	2,142
Fair value items	(613)	250	59	9	-	5	-	(291)	(119)	(409)
Realized gains / (losses) on investments	(204)	46	83	(8)	2	4	-	(77)	(2)	(79)
Impairment charges	(46)	4	-	(7)	-	(9)	-	(58)	-	(58)
Impairment reversals	37	2	-	1	-	-	-	39	-	39
Other income / (charges)	(397)	(132)	(252)	(33)	(5)	(57)	-	(875)	1	(874)
Run-off businesses	(14)	-	-	-	-	-	-	(14)	-	(14)
Income / (loss) before tax	(19)	784	19	107	149	(247)	1	794	(47)	746
Income tax (expense) / benefit	71	(136)	20	(43)	(44)	46	-	(86)	47	(39)
Net income / (loss)	52	648	38	64	105	(201)	1	707	-	707
Inter-segment underlying earnings	(73)	(101)	(82)	(23)	198	80

Revenues 2018
Life insurance gross premiums	7,004	1,632	7,509	1,402	-	9	(7)	17,548	(579)	16,969
Accident and health insurance	1,571	219	29	195	-	-	-	2,015	(36)	1,979
General insurance	-	136	-	343	-	1	(1)	479	(112)	367
Total gross premiums	8,575	1,987	7,539	1,940	-	10	(8)	20,042	(727)	19,316
Investment income	3,125	2,265	1,346	351	5	286	(284)	7,095	(59)	7,035
Fee and commission income	1,826	211	198	121	632	-	(206)	2,782	(224)	2,558
Other revenues	5	-	-	2	1	4	-	12	(6)	5
Total revenues	13,530	4,463	9,083	2,414	638	300	(499)	29,930	(1,016)	28,914
Inter-segment revenues	1	2	-	-	206	290

Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax	The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the table below.

Presentation Non-Underlying Earnings	Note	2020	2019	2018
Underlying earnings before tax		1,729	1,969	2,069
Elimination of share in earnings of joint ventures and associates		31	50	72

Premium income	6	3	-	-
Rental income	7	(68)	(76)	(72)
Dividend income	7	(40)	9	30
Fee and commission income	8	(5)	-	-
Recovered claims and benefits	9	(143)	7	2
Change in valuation of reinsurance ceded	9	86	-	-
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(302)	(17)	(295)
Net fair value change on borrowings and other financial liabilities	10	2	7	6
Realized gains and losses on financial investments	10	132	399	(92)
Gains and (losses) on investments in real estate	10	74	317	261
Net fair value change of derivatives	10	613	163	(67)
Net foreign currency gains and (losses)	10	-	-	(2)
Realized gains and (losses) on repurchased debt	10	-	-	1
Other income	11	68	200	8
Change in valuation of liabilities for insurance contracts	12	(1,611)	(1,231)	(341)
Change in valuation of liabilities for investment contracts	12	(7)	(13)	13
Policyholder claims and benefits - Other	12	19	50	(9)
Commissions and expenses	14	(426)	(319)	(428)
Impairment (charges) reversals	15	(318)	(105)	(20)
Interest charges and related fees	16	(82)	21	-
Other charges	17	(150)	(1)	(375)
Run-off businesses	5	29	23	(14)
Income / (loss) before tax		(364)	1,453	746

◆
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in underlying earnings before tax.

◆
Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over-or underperformance of derivatives of EUR 38 million loss (2019: EUR 34 million gain, 2018: EUR 3 million gain) for which the expected long-term return is included in underlying earnings before tax; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 652 million gain (2019: EUR 130 million gain, 2018: EUR 77 million loss); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR nil million (2019: EUR 1 million gain, 2018: EUR 7 million gain).

◆	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
◆	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
◆	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
◆
Commissions and expenses include: 1) Restructuring charges of EUR 266 million (2019: EUR 220 million charge, 2018: EUR 279 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 35 million income (2019: charge of EUR 32 million, 2018: charge of EUR 67 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 20 million income (2019: charge of EUR 5 million; 2018: charge of EUR 20 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 159 million gain (2019: gain of EUR 151 million; 2018: loss of EUR 88 million).

◆
Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 266 million charge (2019: charge of EUR 60 million, 2018: charge of EUR 41 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 128 million charge (2019: EUR 109 million charge; 2018: EUR 19 million charge) reported as part of the respective line in note 15.

◆	There are no interest charges and related fees that are classified for segment reporting purposes as non-underlying earnings.

Summary of Other Selected Income Statement Items

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2020
Amortization of deferred expenses, VOBA and future servicing rights	637	-	119	97	-	-	854
Depreciation	56	20	9	12	2	1	101
Impairment charges / (reversals) on financial assets, excluding receivables	151	86	-	15	-	11	262
Impairment charges / (reversals) on non-financial assets and receivables	72	21	17	-	4	14	128

2019
Amortization of deferred expenses, VOBA and future servicing rights	687	4	117	66	-	-	875
Depreciation	44	18	12	11	1	2	87
Impairment charges / (reversals) on financial assets, excluding receivables	(12)	72	-	-	-	-	60
Impairment charges / (reversals) on non-financial assets and receivables	3	94	-	3	-	10	109

2018
Amortization of deferred expenses, VOBA and future servicing rights	853	25	119	74	-	-	1,071
Depreciation	38	12	14	12	1	2	80
Impairment charges / (reversals) on financial assets, excluding receivables	(9)	34	-	6	-	-	31
Impairment charges / (reversals) on non-financial assets and receivables	19	16	1	1	-	9	46

Summary of Number of Employees

Number of employees	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2020
Number of employees - headcount	7,960	3,521	2,307	6,598	1,527	409	22,322
Of which Aegon’s share of employees in joint ventures and associates	669	-	47	3,294	183	-	4,193

2019
Number of employees - headcount	8,570	3,582	2,261	7,393	1,535	416	23,757
Of which Aegon’s share of employees in joint ventures and associates	651	-	62	4,276	173	-	5,162

2018
Number of employees - headcount	8,824	3,548	3,135	9,181	1,464	390	26,543
Of which Aegon’s share of employees in joint ventures and associates	559	-	58	6,069	168	-	6,854

Summary of Assets and Liabilities Per Segment

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
2020

Assets
Cash and Cash equivalents	903	5,689	257	211	374	938	-	8,372
Investments	77,431	68,561	1,994	8,238	208	108	-	156,541
Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172
Investments in joint ventures	-	327	-	846	204	-	-	1,376
Investments in associates	60	1,004	8	35	151	21	(15)	1,264
Deferred expenses	7,555	136	819	289	-	-	-	8,799
Other assets	26,552	13,642	2,664	1,905	171	33,252	(34,896)	43,290
Total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814

Liabilities
Insurance contracts	69,392	44,242	1,458	8,542	-	-	(1,488)	122,146
Insurance contracts for account of policyholders	76,506	25,085	33,078	772	-	-	-	135,441
Investment contracts	8,156	12,732	185	2	-	-	-	21,075
Investment contracts for account of policyholders	27,868	2,473	61,092	191	-	-	-	91,624
Other liabilities	19,265	24,249	1,614	573	515	9,658	(7,007)	48,867
Total liabilities	201,188	108,780	97,427	10,080	515	9,658	(8,495)	419,153

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
2019

Assets
Cash and Cash equivalents	822	9,627	305	243	166	1,100	-	12,263
Investments	75,076	59,983	2,034	8,373	266	244	-	145,976
Investments for account of policyholders	107,963	25,491	91,848	1,076	-	-	(4)	226,374
Investments in joint ventures	-	1,159	-	668	153	3	-	1,983
Investments in associates	79	106	9	28	129	21	(10)	363
Deferred expenses	8,996	360	913	536	-	-	-	10,806
Other assets	26,533	11,996	2,546	2,141	126	31,502	(32,839)	42,005
Total assets	219,469	108,722	97,655	13,065	840	32,871	(32,853)	439,769

Liabilities
Insurance contracts	73,234	40,554	1,518	9,217	-	17	(1,655)	122,885
Insurance contracts for account of policyholders	77,988	25,328	31,559	836	-	-	-	135,710
Investment contracts	6,662	11,716	211	4	-	-	-	18,594
Investment contracts for account of policyholders	29,976	2,301	61,305	244	-	-	-	93,826
Other liabilities	15,465	22,636	1,459	553	322	8,421	(4,534)	44,322
Total liabilities	203,324	102,535	96,052	10,853	322	8,438	(6,189)	415,336

Summary of Investments
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total
2020
Shares	442	1,376	34	74	9	44	-	1,979
Debt securities	59,419	30,880	1,077	7,926	48	1	-	99,350
Loans	10,477	33,882	-	120	-	40	-	44,519
Other financial assets	7,056	91	883	102	152	23	-	8,308
Investments in real estate	37	2,331	-	16	-	-	-	2,385

Investments general account	77,431	68,561	1,994	8,238	208	108	-	156,541

Shares	-	8,227	16,877	187	-	-	(3)	25,288
Debt securities	-	12,150	7,579	156	-	-	-	19,885
Unconsolidated investment funds	104,374	706	63,084	613	-	-	-	168,777
Other financial assets	-	4,520	5,232	3	-	-	-	9,755
Investments in real estate	-	-	467	-	-	-	-	467

Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172

Investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713
Off-balance sheet investments third parties	215,216	6,144	119,347	6,752	192,098	-	(336)	539,220
Total revenue-generating investments	397,021	100,308	214,580	15,948	192,307	108	(339)	919,933

Investments
Available-for-sale	63,864	25,972	1,494	8,088	134	28	-	99,580
Loans	10,477	33,882	-	120	-	40	-	44,519
Financial assets at fair value through profit or loss	107,427	31,979	93,272	973	74	40	(3)	233,762
Investments in real estate	37	2,331	467	16	-	-	-	2,853
Total investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713

Investments in joint ventures	-	327	-	846	204	-	-	1,376
Investments in associates	60	1,004	8	35	151	21	(15)	1,264
Other assets	35,010	19,467	3,740	2,405	545	34,190	(34,896)	60,461
Consolidated total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814

Investments	Americas	The Netherlands	United Kingdom	International 1)	Asset Management	Holding and other activities	Eliminations	Total
2019
Shares	499	1,443	17	84	5	173	-	2,221
Debt securities	54,970	22,773	1,055	7,962	93	1	-	86,853
Loans	10,922	33,460	-	160	-	48	-	44,591
Other financial assets	8,032	78	962	148	168	21	-	9,410
Investments in real estate	653	2,229	-	19	-	-	-	2,901

Investments general account	75,076	59,983	2,034	8,373	266	244	-	145,976

Shares	-	8,490	16,583	218	-	-	(4)	25,288
Debt securities	877	11,652	8,043	173	-	-	-	20,744
Unconsolidated investment funds	106,926	695	61,738	680	-	-	-	170,039
Other financial assets	161	4,653	4,898	4	-	-	-	9,716
Investments in real estate	-	-	586	-	-	-	-	586

Investments for account of policyholders	107,963	25,491	91,848	1,076	-	-	(4)	226,374

Investments on balance sheet	183,039	85,474	93,882	9,449	266	244	(4)	372,350
Off-balance sheet investments third parties	220,039	4,802	123,904	6,463	170,158	-	(818)	524,547
Total revenue-generating investments	403,078	90,276	217,786	15,911	170,424	244	(822)	896,897

Investments
Available-for-sale	59,899	19,591	1,556	8,172	153	32	-	89,404
Loans	10,922	33,460	-	160	-	48	-	44,591
Financial assets at fair value through profit or loss	111,565	30,193	91,740	1,098	113	164	(4)	234,867
Investments in real estate	653	2,229	586	19	-	-	-	3,487
Total investments on balance sheet	183,039	85,474	93,882	9,449	266	244	(4)	372,350

Investments in joint ventures	-	1,159	-	668	153	3	-	1,983
Investments in associates	79	106	9	28	129	21	(10)	363
Other assets	36,351	21,983	3,764	2,920	292	32,603	(32,839)	65,073
Consolidated total assets	219,469	108,722	97,655	13,065	840	32,871	(32,853)	439,769
1
Due to the divestment of Aegon’s 50% stake in the joint venture with Sony Life, Revenue Generating Investments of Japan are no longer included in 2019. Off-balance investments for Japan amount to EUR 2.3 billion per December 31, 2019.